Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Schedules of Concentration of Risk Percentage

	Percent of Consolidated Net Sales
	Years Ended September 30,
	2019	2018
Distributor A	19.8%	21.2%

Summary of Allowance for Doubtful Accounts

The allowance for doubtful accounts activity for the years ended September 30, 2019 and 2018, was as follows:

	As of September 30,
(In thousands)	2019	2018
Beginning balance	$1,230	$1,048
Bad debt expense	383	176
Decrease due to write-offs	(709)	(89)
Addition related to acquisitions	—	95

Ending balance	$904	$1,230

Summary of Rebate Activity

The rebate accrual activity for the years ended September 30, 2019 and 2018, was as follows:

	As of September 30,
(In thousands)	2019	2018
Beginning balance	$21,914	$16,922
Purchase accounting additions	—	1,485
Rebate expense	50,847	42,400
Rebate payments	(47,903)	(38,893)

Ending balance	$24,858	$21,914

Schedule of Estimated Useful Lives of the Assets

Depreciation for financial reporting purposes is computed using the straight-line method over the following estimated useful lives of the assets:

Land improvements	10 years
Building and improvements	7-40 years
Manufacturing equipment	1-15 years
Office furniture and equipment	3-12 years
Vehicles	5 years
Computer equipment	3-7 years